Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Prospectus Date	rr_ProspectusDate	Jul. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2012